Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning			1,568,551
Weighted-Average Exercise Price (in dollars per share), Beginning			$ 52.31
Weighted-Average Remaining Contractual Life (years)			4 years 2 months 12 days		3 years 10 months 24 days
Aggregate Intrinsic Value	$ 69.2		$ 69.2		$ 54.8
Granted, shares (in shares)	357	2,553	276,361	278,845
Granted, weighted-average exercise price (in dollars per share)			$ 89.64
Exercised, shares (in shares)			(215,199)
Exercised, weighted-average exercise price (in dollars per share)			$ 34.91
Forfeited, shares (in shares)			(6,892)
Forfeited, weighted-average exercise price (in dollars per share)			$ 73.84
Number of Stock Options Outstanding (in shares), Ending	1,622,821		1,622,821		1,568,551
Weighted-Average Exercise Price (in dollars per share), Ending	$ 60.37		$ 60.37		$ 52.31
Vested or expected to vest, shares (in shares)	1,622,821		1,622,821
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 60.37		$ 60.37
Vested or expected to vest, weighted-average remaining contractual life (Year)			4 years 2 months 12 days
Vested or expected to vest, aggregate intrinsic value	$ 69.2		$ 69.2
Exercisable, shares (in shares)	923,010		923,010
Exercisable, weighted-average exercise price (in dollars per share)	$ 48.78		$ 48.78
Exercisable, weighted-average remaining contractual life (Year)			3 years 1 month 6 days
Exercisable, aggregate intrinsic value	$ 50.0		$ 50.0